Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible asset
	Useful life	September 30, 2021	December 31, 2020
Customer relations	5 years	$550,798	-
Less: accumulated amortization		(20,655)	-
		$530,143	$-

Schedule of amortization of intangible assets
Year ending September 30:	Amount
2022	$110,160
2023	110,160
2024	110,160
2025	110,160
2026	89,503
$530,143